Note 11 - Flow-through Premium Liability	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Flow-through Premium liability Explanatory [text block]
11.	FLOW-THROUGH PREMIUM LIABILITY

As of December 31, 2024, the Company’s flow-through share premium liability was reduced to $0 ( December 31, 2023: $1,969) in relation to the flow-through share financing completed on February 16, 2023 (see Note 10(a)) for full details of the financing). Flow-through shares are issued at a premium, and in the Company’s case, considering the separate offerings for flow-through shares and standard public offering for common shares both made on January 25, 2023, this premium was calculated as the difference between the pricing of a flow-through share and that of a common share from the public offering made on the same date. Tax deductions generated by the eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced. Below is a summary of the flow-through financing and the related flow-through share premium liability generated.

	Shares issued	Flow-through share price	Premium per flow through share price	Flow-through premium liability
		$	$	$
February 2023 Financing	969,450	17.67	3.08	2,986

The following table is a continuity of the flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability:

	Flow-through funding and expenditures	Flow-through premium liability
	$	$
Balance at January 1, 2023	-	-
Flow-through funds raised	17,133	2,986
Flow-through eligible expenditures	(5,835)	(1,017)

Balance at December 31, 2023	11,298	1,969

Flow-through eligible expenditures	(11,298)	(1,969)

Balance at December 31, 2024	-	-